Inventories (Tables)	3 Months Ended
Nov. 30, 2024
Inventories
Schedule of inventories

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Raw materials	5,511,160	5,456,935
Work-in-process	481,390	383,968
Finished goods	316,452	368,384
	6,309,002	6,209,287